PENSION AND OTHER POST-RETIREMENT BENEFITS (Details 5) (Pension Benefits, USD $) In Thousands, unless otherwise specified				12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011	Oct. 27, 2013 Significant Other Unobservable Inputs (Level 3)	Oct. 28, 2012 Significant Other Unobservable Inputs (Level 3)
Reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)
Fair value of plan assets at beginning of year	$ 1,087,315	$ 939,230	$ 870,923	$ 33,668	$ 21,847
Purchases, issuances and settlements (net)				7,288	9,316
Unrealized gains				2,718	478
Realized gains				1,471	1,812
Interest and dividend income				638	215
Fair value of plan assets at end of year	$ 1,087,315	$ 939,230	$ 870,923	$ 45,783	$ 33,668